2. Basis of preparation of the consolidated financial statements (Policies)	12 Months Ended
Dec. 31, 2017
Basis Of Preparation Of Consolidated Financial Statements Policies
Classification of items as current and non-current

The Group classifies assets and liabilities in the consolidated statement of financial position as current and non-current. An entity shall classify an asset as current when:

–	it expects to realize the asset, or intends to sell or consume it, in its normal operating cycle;

–	it holds the asset primarily for the purpose of trading;

–	it expects to realize the asset within twelve months after the reporting period; or

–	the asset is cash or a cash equivalent unless the asset is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

An entity shall classify a liability as current when:

–	it is expected to be settled in normal operating cycle;

–	It is held primarily for the purpose of trading;

–	it is due to be settled within twelve months after the reporting period; or
–	there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

All other liabilities are classified as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities, in all cases.

Fair value measurement

The Group measures certain financial instruments at their fair value at each reporting date. In addition, the fair value of financial instruments measured at amortized cost is disclosed in note 14.6.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

–	in the principal market for the asset or liability, or

–	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

–	Level 1 input data: quoted (unadjusted) prices in active markets for identical assets or liabilities.

–	Level 2 input data: valuation techniques with input data other than the quoted prices included in Level 1, but which are observable for assets or liabilities, either directly or indirectly.

–	Level 3 input data: valuation techniques for which input data are not observable for assets or liabilities.

Transactions and balances in foreign currency

Transactions in foreign currencies are recorded by the Group at the related functional currency rates prevailing at the date of the transaction.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate of exchange ruling at the reporting period-end.

All differences are taken to consolidated statement of income under other operating income or expenses, or under finance income or expenses, depending on the nature of assets or liabilities generating those differences.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions.

Revenue recognition
2.2.4.1.	Revenue from ordinary activities

Revenue from ordinary activities is recognized to the extent that it is probable that the economic benefits will flow to the Group and the revenue can be reliably measured, regardless of when the payment is being made by the customer. Revenue is measured at the fair value of the consideration received or receivable, considering the agreed-upon payment terms and excluding taxes or duties. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent.

Revenue from the sale of energy and power is calculated at the prices established in the relevant agreements or at the prices prevailing in the electricity market, pursuant to current regulations. They include revenues from energy and power provided and not billed, until after the end of the reporting period, valued at the prices defined in agreements or in the relevant regulations for each fiscal year.

2.2.4.2.	Other income

Interest

For all financial assets and liabilities measured at amortized cost and interest bearing financial assets classified as available for sale, interest income or expense is recorded using the effective interest rate method, which is the rate that exactly discounts the estimated future cash payments or receipts through the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. In general, interest income and expense is included in finance income and expenses in the consolidated statement of income, respectively, unless they derive from operating items (such as trade and other receivables or trade and other payables); in that case, they are booked under other operating income and expenses, as the case may be.

Taxes

Current income tax and minimum presumed income tax

Current income tax assets and liabilities for the year are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute those amounts are those that are enacted or substantively enacted, at the end of the reporting period. The statutory tax rate for the Group for the fiscal year 2017 is 35% (See note 23.a).

Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statement of income.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Minimum presumed income tax is supplementary to income tax since while the latter is levied on taxable income for the reporting period, minimum presumed income tax is a minimum levy determined by applying the current 1% rate to the potential income of certain productive assets. Therefore, the Group’s tax obligation shall be the higher of these two taxes. However, should minimum presumed income tax exceed current income tax owed in a given tax year, such excess may be carried forward as payment on account of any income tax in excess of the minimum presumed income tax that could occur in any of the ten subsequent tax years.

Minimum presumed income tax credit is measured at non-discounted nominal value, as it is similar to a deferred income tax asset.

The carrying amount of minimum presumed income tax is reviewed at each reporting period date and reduced against income or loss for the period under income tax charge to the extent that its use as payment on account of income tax in future fiscal years is no longer probable. Minimum presumed income tax credit not recognized as credit or previously derecognized is reviewed as of each reporting period-end and it is recognized as an asset against income or loss for the period under income tax expenses to the extent that it is likely to be used as payment on account of income tax payable in future years.

On July 22, 2016, Law No. 27,260 was published, which, among other aspects, repealed the minimum presumed income tax for fiscal years beginning on or after January 1, 2019.

Deferred income tax

Deferred income tax is provided using the liability method on temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their related carrying amounts.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

–	where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

–	in respect of taxable temporary differences associated with investments in subsidiaries and associates, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences and tax carry forwards losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and/or the tax losses carry forward can be utilized, except:

–	where the deferred income tax asset arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss;

–	in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred income tax assets are recognized only to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future and taxable profit will be available against which those differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at each reporting period date and reduced against income or loss for the period or other comprehensive income, as the case may be, to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized (recovered). Unrecognized deferred income tax assets are reassessed at each reporting period date and are recognized with a charge to income or other comprehensive income for the period, as the case may be, to the extent that it has become probable that future taxable profits will allow the deferred income tax asset not previously recognized to be recovered.

Deferred income tax assets and liabilities are measured at undiscounted nominal value at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting period date.

Deferred income tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred income tax items are recognized in correlation to the underlying transactions either in other comprehensive income or directly in equity.

Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to set off current income tax assets and liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Other taxes related to sales and to bank account transactions

Revenues from recurring activities, expenses incurred and assets are recognized excluding the amount of sales tax, as in the case of value-added tax or turnover tax, or the tax on bank account transactions, except:

–	where the tax incurred on a sale or on a purchase of assets or services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as the case may be;

–	receivables and payables are stated including value-added tax.

The charge for the tax on bank account transactions is presented in the administrative and selling expenses line within the consolidated statement of income.

The net amount of the tax related to sales and to bank account transactions recoverable from, or payable to, the taxation authority is included as a non-financial asset or liability, as the case may be.

Property, plant and equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and/or accumulated impairment losses, if any.

When significant parts of property, plant and equipment are required to be replaced at intervals, the Group derecognizes the replaced part and recognizes the new part with its own associated useful life and depreciation. Likewise, when a major maintenance is performed, its cost is recognized as a replacement if the conditions for the recognition thereof as an asset are met. All other regular repair and maintenance costs are recognized in the consolidated statement of income as incurred.

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Electric power facilities and materials and spare parts related to the Puerto Combined Cycle plant are depreciated on a unit-of-production basis.

Electric power facilities related to the Luján de Cuyo plant are depreciated on a straight-line basis over the total useful lives estimated.

Electric power facilities and auxiliary equipment of Piedra del Águila hydroelectric power plant are depreciated on a straight-line basis over the remaining life of the concession agreement of the mentioned power plant.

The depreciation of the remaining property, plant and equipment is calculated on a straight-line basis over the total estimated useful lives of the assets as follows:

–	Buildings: 5 to 50 years.

–	Lands are not depreciated.

–	Material and spare parts: based on the useful life of related machinery and equipment to be replaced.

–	Furniture, fixtures and equipment: 5 to 10 years.

–	Others:3 to 5 years.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of income when the asset is derecognized.

The residual values, useful lives and methods of depreciation are reviewed at each reporting period end and adjusted prospectively, if appropriate.

The amount of borrowing costs capitalized during the year ended December 31, 2017 was 69,373, related to expenditures for our La Castellana and Achiras wind projects. The rate used to determine the amount of borrowing costs eligible for capitalization is the effective interest rate of the specific borrowings.

Intangible assets

Intangible assets acquired separately are measured on initial recognition at acquisition cost. Following initial recognition, intangible assets are carried at cost less accumulated amortization (if they are considered as having finite useful lives) and accumulated impairment losses, if any.

The useful lives of intangible assets are assessed as either finite or indefinite. The useful lives of the intangible assets recognized by the Group are finite.

Intangible assets with finite useful lives are amortized over their useful economic lives. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of the asset is accounted for by changing the amortization period or method, as appropriate, and are treated prospectively as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of income in the expense category consistent with the function of the intangible assets. The Group’s intangible assets are described in note 13.

Impairment of property, plant and equipment and intangible asset

The Group assesses at each reporting period-end whether there is an indication that an individual component or a group of property, plant and equipment and/or intangible assets with finite useful lives may be impaired. If any indication exists, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of the fair value less costs to sell that asset, and its value-in-use. That amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets; in which case, the cash flows of the group of assets that form part of the cash-generating unit (“CGU”) to which they belong are taken.

Where the carrying amount of an individual asset or CGU exceeds its recoverable amount, the individual asset or CGU, as the case may be, is considered impaired and is written down to its recoverable amount.

In assessing value in use of an individual asset or CGU, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the individual asset or CGU, as the case may be.

In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, an appropriate valuation model is used. These calculations are verified by valuation multiples, quoted values for similar assets on active markets and other available fair value indicators, if any.

The Group bases its impairment calculation on detailed budgets and forecast calculations which are prepared separately for each of the Group’s CGU to which the individual assets are allocated. These detailed budgets and forecast calculations generally cover a five-year period. For longer periods, a long-term growth rate is calculated and applied to project future cash flows after the fifth year.

Impairment losses of continuing operations are recognized in the consolidated statement of income in those expense categories consistent with the function of the impaired asset generally in the cost of sales or other operating expenses.

In addition, for the assets for which an impairment loss had been booked, as of each reporting period-end, an assessment is made whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased.

A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the individual assets or CGU’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset or CGU does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of the related depreciation or amortization, had no impairment loss been recognized for the asset or CGU in prior periods. Such reversal is recognized in the statement of income in the same line in which the related impairment charge was previously recognized (generally under the cost of sales or other operating expenses), unless the asset is carried at a revalued amount, in which case, the reversal is treated as a revaluation increase.

During the years ended December 31, 2017, 2016 and 2015 no impairment charge or reversal of impairment charges was recognized.

Financial instruments. Presentation, recognition and measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

2.2.9.1.	Financial assets

Initial recognition and subsequent measurement

Financial assets subject to IAS 39 are classified, at initial recognition, as financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments, available-for-sale financial assets, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Group determines the classification of financial assets at initial recognition.

All financial assets are recognized initially at fair value plus, in the case of financial assets recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset.

For purposes of subsequent measurement, financial assets are classified in four categories:

–	Financial assets at fair value through profit or loss;

–	Loans and receivables;

–	Held-to-maturity investments; and

–	Available-for-sale financial assets.

The Group’s financial assets include cash and cash equivalents, trade and other receivables, foreign currency forward contracts, mutual funds and investments in quoted debt securities.

The subsequent measurement of financial assets depends on their classification at initial recognition, as described below:

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. This category includes derivative financial assets that are not designated as effective hedging instruments as defined by IAS 39.

Financial assets at fair value through profit and loss are carried in the statement of financial position at fair value with changes in fair value recognized in finance income (positive net changes in fair value) or finance costs (negative net changes in fair value) in the statement of income.

The Group periodically evaluates its financial assets held for trading, other than derivatives, to determine whether the intention to sell them in the near term is still appropriate. When the Group is unable to trade these financial assets due to inactive markets and its intention to sell them in the foreseeable future significantly changes, the Group may elect to reclassify these financial assets in rare circumstances. The reclassification of a financial asset designated as loans and receivables to available-for-sale or held to maturity depends on the nature of the asset. This evaluation does not affect any financial assets designated at fair value through profit or loss using the fair value option at designation, as these instruments may not be reclassified following initial recognition.

The financial assets at fair value through profit or loss include listed debt securities, foreign exchange forward contracts and mutual funds.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, such financial assets are subsequently measured at amortized cost using the effective interest rate method (EIR), less impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in finance income or other operating income in the statement of income, depending on the nature of the asset giving rise to it. The losses arising from impairment are recognized in the statement of income in other operating expense.

The “Loans and receivables” account includes trade and other receivables.

Held-to-maturity investments

Non-derivative financial assets with fixed or determinable payments and fixed maturities are classified as held-to-maturity when the Group has the positive intention and ability to hold them to maturity. After initial measurement, held-to-maturity investments are measured at amortized cost using the effective interest method, less impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in finance income in the statement of income. The losses arising from impairment are recognized in the statement of income in finance costs. The Group did not have any held-to-maturity investments during 2017 and 2016.

Available-for-sale financial assets

A financial asset is classified as available for sale if it is not included in any of the other three categories of financial assets.

Available-for-sale financial assets include mutual funds and debt securities. Debt securities and mutual funds in this category are those classified as available-for-sale and which are intended to be held for an indefinite period of time and which may be sold in response to needs for liquidity or in response to changes in the market conditions.

After initial measurement, available-for-sale financial assets are subsequently measured at fair value, and the unrealized gains or losses are recognized as other comprehensive income in the accumulated other comprehensive income (loss) reserve until the investment is derecognized. Upon derecognition, the cumulative gain or loss is recognized as finance income or finance costs, or determined to be impaired, at which time the cumulative loss is reclassified to the statement of income under finance costs, as the case may be, and removed from the accumulated other comprehensive income (loss) reserve. Interest earned on investments in available-for-sale government securities is measured through the effective interest rate method and recognized as finance income in the statement of income.

The Group regularly evaluates its available-for-sale financial assets to determine whether the ability and positive intention to sell them in the near term is still appropriate. When the Group is unable to trade these financial assets due to inactive markets and its intention to sell them in the foreseeable future significantly changes, the Group may elect to reclassify these financial assets in rare circumstances. Reclassification to loans and receivables is permitted when the financial assets meet the conditions and definition of loans and receivables provided for by IAS 39 and the Group has the positive intent and ability to hold these assets for the foreseeable future or until maturity. Reclassification to the held-to-maturity category is permitted only when the Group has the ability and positive intention to hold the financial asset accordingly.

For a financial asset reclassified out of the available-for-sale category, the fair value carrying amount at the date of reclassification becomes its new amortized cost, and any previous gain or loss on that asset that has been recognized in equity is amortized to profit or loss over the remaining life of the investment using the EIR. Any difference between the new amortized cost and the expected cash flows is also amortized over the remaining life of the asset using the EIR. If the asset is subsequently determined to be impaired, then the amount recorded in equity is reclassified to the statement of income.

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized; that is to say, it is deleted from the statement of financial position, when:

–	the contractual rights to receive cash flows from the asset have expired;

–	the contractual rights to receive cash flows from the asset have been transferred or an obligation has been assumed to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) all the risks and rewards of the asset have been transferred substantially, or (b) all the risks and rewards of the asset have neither been transferred nor retained substantially, but control of the asset has been transferred.

When the contractual rights to receive cash flows from an asset have been transferred or a pass-through arrangement has been entered into, but all of the risks and rewards of the asset have neither transferred nor retained substantially and no control of it has been transferred, such asset shall continue to be recognized to the extent of the Group’s continuing involvement in it. In this case, the Group shall also recognize the associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Impairment of financial assets

The Group assesses at the end of each reporting period whether there is any objective evidence that a financial asset or a group of financial assets is impaired. A financial asset or a group of financial assets is deemed to be impaired if, and only if, there is objective evidence of impairment as a result of one or more events that has occurred after the initial recognition of the asset (an incurred ‘loss event’) and that loss event has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated. Evidence of impairment may include, among others, indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and where observable data indicate that there is a measurable decrease in the estimated future cash flows, such as adverse changes in arrears or economic conditions that correlate with defaults.

Charges arising from the impairment of financial assets, net of related recoveries, are booked in the statement of income under finance costs and other operating expenses, depending on the nature of the asset from which they arise.

Financial assets carried at amortized cost

For financial assets carried at amortized cost, the Group first assesses whether objective evidence of impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

If there is objective evidence that an impairment loss has been incurred, the amount of the loss is measured as the difference between the assets’ carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate. If a loan has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate.

The asset carrying value is reduced through an impairment allowance account and the loss is recognized in the statement of income under finance costs or other operating expenses, depending on the nature of the asset that gave rise to it. Interest income continues to be accrued on the reduced carrying amount and is accrued using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. Interest income is recorded as part of finance income or other operating income in the statement of income, depending on the nature of the asset that gave rise to it.

Assets and the related allowance for impairment are written off when there is no realistic prospect of future recovery and all collateral has been realized or has been transferred to the Group. If, in a subsequent period, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the impairment allowance account. If a future write-off is later recovered, the recovery is credited to finance costs or other operating expenses in the statement of income, based on the nature of the asset that gave rise to it.

Available-for-sale financial investments

For available-for-sale financial investments, the Group assesses at the end of each reporting period whether there is objective evidence that an investment or a group of investments is impaired.

Regarding equity investments classified as AFS, objective evidence would include a significant or prolonged decline in the fair value of the investment below its cost. The investment is deemed to be “significant” with respect to the original cost of the investment and “prolonged” with respect to the period during which the fair value was below its original cost. Whenever there is evidence that there has been impairment in value, accumulated losses, measured as the difference between the acquisition cost and the current fair value, less any impairment loss previously recognized in the statement of income, are removed from other comprehensive income and recognized in the statement of income as finance costs. Impairment losses related to equity investments classified as available-for-sale are not reversed through profit or loss. After impairment was recognized, fair value increases are directly recognized under comprehensive income.

In the case of debt instrument investments classified as available-for-sale, the impairment is assessed and recognized based on the same criteria as financial assets carried at amortized cost. The amount recorded for impairment is the cumulative loss measured as the difference between the amortized cost and the current fair value, less any impairment loss previously recognized in the statement of income.

Future interest income continues to be accrued based on the reduced carrying amount of the asset, using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. The interest income is recorded as part of operating income in the statement of income. If, in a subsequent year, the fair value of a debt instrument increases and the increase can be objectively related to an event occurring after the impairment loss was recognized in the statement of income, the impairment loss is reversed through the statement of income as finance cost.

2.2.9.2.	Financial liabilities

Initial recognition and subsequent measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge ratio, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings carried at amortized cost, directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, bank overdrafts, borrowings received from CAMMESA and interest-accruing payables and loans.

The subsequent measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss includes financial liabilities held for trading and financial liabilities designated upon initial recognition at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are acquired for the purpose of selling in the near term. This category includes derivative financial liabilities payable by the Group that are not designated as hedging instruments in hedge relationships as defined by IAS 39. Separate derivatives are also classified as held for trading, unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the statement of income as finance income or costs, as the case may be.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated as such only if they meet the criteria in IAS 39.

The Group has not designated any financial liabilities upon initial recognition as at fair value through profit or loss.

Other debts and borrowings

After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized as finance costs in the statement of income when the liabilities are derecognized, as well as through the effective interest rate method (EIR) amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in finance costs in the statement of income.

Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized as finance income or costs in the statement of income, as the case may be.

2.2.9.3.	Offsetting financial assets and financial liabilities

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position if, and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

2.2.9.4.	Financial assets and liabilities with related parties

Assets and liabilities with related parties are recognized initially at fair value plus directly attributable transaction costs. As long as credits and debts with related parties do not derive from arms-length transactions, any difference arising at the initial recognition between such fair value and the consideration given or received in return shall be considered as an equity transaction (capital contribution or payment of dividends, which will depend on whether it is positive or negative).

Following initial recognition, these receivables and payables are measured at their amortized cost through the EIR method. The EIR amortization is included in finance income or costs or other operating income or expenses in the statement of income, depending on the nature of the liability giving rise to it.

2.2.9.5.	Derivative financial instruments and hedge accounting - Initial recognition and subsequent measurement

The derivative financial instruments used by the Group are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Any gains or losses arising from changes in the fair value of derivatives are taken directly to income or loss, except for the portion that meets requirements to be considered effective hedges, if applicable, which is recognized in other comprehensive income and later reclassified to income or loss when the hedge item affects income or loss.

The portion of the gain or loss on the hedging instrument that meets the requirements to be considered effective hedge is recognized in other comprehensive income, while any portion that does not meet the requirements to be considered effective hedge is recognized immediately in the statement of income as other financial income / expenses.

If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover (as part of the hedging strategy), or if its designation as a hedge is revoked, or when the hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss previously recognized in other comprehensive income remains separately in equity until the expected transaction occurs or the foreign currency firm commitment is met.

As of December 31, 2015, the Group held derivative financial instruments mentioned in note 12.6 to these consolidated financial statements, which do not meet the requirements to be considered hedging instruments.

Inventories

Inventories are valued at the lower of acquisition cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Inventories balance is not higher than its net realizable value at the corresponding dates.

Cash and cash equivalents

Cash is deemed to include both cash fund and freely-available bank deposits on demand. Short-term deposits are deemed to include short-term investments with significant liquidity and free availability that, subject to no previous notice or material cost, may be easily converted into a specific cash amount that is known with a high degree of certainty upon the acquisition, are subject to an insignificant risk of changes in value, maturing up to three months after the date of the related acquisitions, and whose main purpose is not investment or any other similar purpose, but settling short-term commitments.

For the purpose of the consolidated statement of financial position and the consolidated statement of cash flows, cash and cash equivalents comprise cash at banks and on hand and short-term investments meeting the abovementioned conditions.

Interest paid is shown as financing activities and interest received from customers is shown as operating activities.

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the statement of income under the item that better reflects the nature of the provision net of any reimbursement to the extent that the latter is virtually certain.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax market rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost in the statement of income.

–	Provision for lawsuits and claims

In the ordinary course of business, the Group is exposed to claims of different natures (e.g., commercial, labor, tax, social security, foreign exchange or customs claims) and other contingent situations derived from the interpretation of current legislation, which result in a loss, the materialization of which depends on whether one more events occur or not. In assessing these situations, Management uses its own judgment and advice of its legal counsel, both internal and external, as well as the evidence available as of the related dates. If the assessment of the contingency reveals the likelihood of the materialization of a loss and the amount can be reliably estimated, a provision for lawsuits and claims is recorded as of the end of the reporting period.

Contingent liabilities

A contingent liability is: (i) a possible obligation that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the entity; or (ii) a present obligation that arises from past events but is not recognized because: (a) it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation; or (2) the amount of the obligation cannot be measured with sufficient reliability.

A contingent liability is not recognized in financial statements; it is reported in notes, unless the possibility of an outflow of resources to settle such liability is remote. For each type of contingent liability as of the relevant reporting period-end dates, the Group shall disclose (i) a brief description of the nature of the obligation and, if possible, (ii) an estimate of its financial impact; (iii) an indication of the uncertainties about the amount or timing of those outflows; and (iv) the possibility of obtaining potential reimbursements.

Contingent assets

A contingent asset is a possible asset that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the entity.

A contingent asset is not recognized in financial statements; it is reported in notes only where an inflow of economic benefits is probable. For each type of contingent asset as of the relevant reporting period-end dates, the Group shall disclose (i) a brief description of the nature thereof and, if possible, (ii) an estimate of its financial impact.

Employee benefits

Employee short-term benefits:

The Group recognizes short-term benefits to employees, such as salary, vacation pay, bonuses, among others, on an accrued basis and includes the benefits arising from collective bargaining agreements.

Post-employment employee long-term benefits:

The Group grants benefits to all trade-union employees when obtaining the ordinary retirement benefit under the Argentine Integrated Pension Fund System, based on multiples of the relevant employees’ salaries.

The amount recognized as a liability for such benefits includes the present value of the liability at the end of the reporting period, and it is determined through actuarial valuations using the projected unit credit method.

Actuarial gains and losses are fully recognized in other comprehensive income in the period when they occur and immediately allocated to unappropriated retained earnings (accumulated losses), and not reclassified to income in subsequent periods.

The Group recognizes the net amount of the following amounts as expense or income in the statement of income for the reporting year: (a) the cost of service for the current period; (b) the cost of interest; (c) the past service cost, and (d) the effect of any curtailment or settlement.

Other long-term employee benefits:

The Group grants seniority-based benefits to all trade-union employees when reaching a specific seniority, based on their normal salaries.

The amount recognized as liabilities for other long-term benefits to employees is the present value of the liability at the end of the reporting period. The Group recognizes the net amount of the following amounts as expense or income: (a) the cost of service for the current period; (b) the cost of interest; (c) actuarial income and loss, which shall be recognized immediately and in full; (d) the past service cost, which shall be recognized immediately and in full; and (e) the effect of any curtailment or settlement.

Share-based payments

The cost of share-based payments transactions that are settled with equity instruments of one of our subsidiaries is determined by the fair value at the date when the grant is made using an appropriate valuation model.

This cost is recognized in the consolidated financial statements under employee benefits expense, together with a corresponding total increase in non-controlling interest.

During the year ended December 31, 2017 the expense booked in the consolidated financial statements under employee benefits expense amounts to 2,942.

Investment in associates

The Group’s investments in associates are accounted for using the equity method. An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is neither control nor joint control.

According to the equity method, investments in associates are originally booked in the statement of financial position at cost, plus (less) the changes in the Group’s ownership interests in the associates’ net assets subsequent to the acquisition date. If any, goodwill relating to the associate is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment. If the cost of the investments is lower than the proportional share as of the date of acquisition on the fair value of the associate’s assets and liabilities, a gain is recognized in the period in which the investment was acquired.

The statement of income reflects the share of the results of operations of the associates adjusted on the basis of the fair values estimated as of the date on which the investment was incorporated. When there has been a change recognized directly in the equity of the associates, the Group recognizes its share of any changes and includes them, when applicable, in the statement of changes in equity.

The Group’s share of profit of an associate is shown in a single line on the main body of the consolidated statement of income. This share of profit includes income or loss after taxes of the associates.

The financial information of the associates is prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies of the associates in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognize impairment losses on its investment in its associates. At each reporting date, the Group determines whether there is objective evidence that the value of investment in the associates has been impaired. If such was the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the investment in the associates and its carrying value, and recognizes the loss as “Share of losses of an associate” in the statement of income.

Upon loss of significant influence over the associate, the Group measures and recognizes any retained investment at its fair value. If such was the case, any difference between the carrying amounts of the investment in the associate and the fair value on any retained investment, as well as the disposal proceeds, are recognized in the statement of income.

The information related to associates is included in note 3.

Information on operating segments

For management purposes, the Group is organized in three different business units to carry out its activities, as follows:

Electric power generation: through its own assets the Group is engaged in the production of electric power and its sale. This business unit does not include La Plata plant operations due to the sale of such facility (See note 22.8).

Natural gas transport and distribution: through its equity investees companies Distribuidora de Gas del Centro S.A. and Distribuidora de Gas Cuyana S.A. the Group is engaged in the natural gas distribution public sector service in the Cuyo and Centro regions of Argentina and it is also engaged in the natural gas transport sector service through its equity investee Company Transportadora de Gas del Mecrosur S.A.

Management and operations: through its equity investees Termoeléctrica José de San Martín S.A. and Termoeléctrica Manuel Belgrano S.A. and its subsidiary Central Vuelta de Obligado S.A. the Group is engaged in the management and operations of these thermal plants.

The Group has two reporting segments: production of electric power and natural gas transport and distribution. Management and operations activities are included in others, because the information is not material.

The financial performance of segments is evaluated based on net income and measured consistently with the net income disclosed in the financial statements (note 4).

Non-current assets held for sale and discontinued operations

The Group classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction or its distribution to the shareholders rather than through continuing use. Such assets are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.

The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sale will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification.

Property, plant and equipment and intangible assets are not depreciated or amortized once classified as held for sale.

Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position.

A disposal group qualifies as discontinued operation if:

–	It is a component of the Group that represents a cash generating unit or a group of cash generating units,

–	it is classified as held for sale or as for distribution to equity holders, or it has already been disposed for distribution to the shareholders, and;

–	it represents a separate major line of business or geographical area of operations or it is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as income or loss after tax from discontinued operations in the consolidated statement of income.

Additional disclosures are provided in note 21. All other notes to the consolidated financial statements include amounts for continuing operations, unless indicated otherwise.